UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                --------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-234-4393
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


     /s/ Charles H. Richter           Cobleskill, NY          April 14, 2005
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         -------------
Form 13F Information Table Entry Total:       64
                                         -------------
Form 13F Information Table Value Total:    1,568,737
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                                          (thousands)

List of Other Included Managers:

      NONE

                                                     FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
Allied Capital Corp.           COM              01903Q108    44534  1706290 SH       SOLE                1706290
AmSurg Corp                    COM              03232p405     8288   327601 SH       SOLE                 327601
American Express Co.           COM              025816109     3092    60195 SH       SOLE                  60195
American Power Conv            COM              029066107    21970   840135 SH       SOLE                 840135
Barr Pharmaceuticals           COM              068306109    33385   683700 SH       SOLE                 683700
Berkshire Hathaway A           COM              084670108    27666      318 SH       SOLE                    318
Berkshire Hathaway B           COM              084670207     9056     3171 SH       SOLE                   3171
Brown & Brown Inc.             COM              115236101    55285  1199493 SH       SOLE                1199493
CSS Industries Inc             COM              125906107    13496   369258 SH       SOLE                 369258
Carmax                         COM                           28982   920076 SH       SOLE                 920076
Commonwealth Tel.              COM              203349105    37026   785455 SH       SOLE                 785455
Conmed Corp                    COM              207410101      236     7837 SH       SOLE                   7837
Courier Corp                   COM              222660102     7825   149225 SH       SOLE                 149225
Ethan Allen Interiors          COM              297602104    53658  1676820 SH       SOLE                1676820
Federated Investors            COM              314211103    54641  1930089 SH       SOLE                1930089
Florida Rock Industries        COM              341140101     3179    54050 SH       SOLE                  54050
Forest City                    COM              345550107    19140   300001 SH       SOLE                 300001
Franklin Resources             COM              354613101     5688    82849 SH       SOLE                  82849
General Electric Co            COM              369604103      617    17099 SH       SOLE                  17099
Gentex Corp                    COM              371901109    33154  1039326 SH       SOLE                1039326
H&R Block Inc.                 COM              093671105    38302   757260 SH       SOLE                 757260
Hickory Tech Corp              COM              429060106    10004   984673 SH       SOLE                 984673
Idex Corporation               COM              45167R104    52540  1302104 SH       SOLE                1302104
Int'l Speedway                 COM              460335201    53655   989039 SH       SOLE                 989039
John Wiley & Sons              COM              968223206    39744  1127483 SH       SOLE                1127483
Jones Apparel Group            COM              480074103    20605   615250 SH       SOLE                 615250
Kaydon Corp                    COM              486587108    48991  1560214 SH       SOLE                1560214
Lincare Holdings Inc           COM              532791100    35978   813425 SH       SOLE                 813425
Littelfuse Inc.                COM              537008104    17868   623680 SH       SOLE                 623680
Liz Claiborne                  COM              539320101    33267   828991 SH       SOLE                 828991
M & T Bank Corp                COM              55261F104    17728   173703 SH       SOLE                 173703
Markel Corp                    COM              570535104    31459    91129 SH       SOLE                  91129
Martin Marietta Mat            COM              573284106    34575   618288 SH       SOLE                 618288
McGrath Rentcorp               COM              580589109     4805   205501 SH       SOLE                 205501
Meredith Corp                  COM              589433101    15815   338290 SH       SOLE                 338290
Mocon Inc Com                  COM              607494101      329    36205 SH       SOLE                  36205
Mohawk Industries              COM              608190104     1456    17276 SH       SOLE                  17276
Montpelier Re                  COM              g62185106     1220    34701 SH       SOLE                  34701
Movie Gallery, Inc.            COM              624581104      903    31476 SH       SOLE                  31476
NBT Bancorp Inc.               COM              628778102      462    20611 SH       SOLE                  20611
North Fork Bancorp             COM              659424105    44658  1609883 SH       SOLE                1609883
Outback Steakhouse             COM              689899102    53208  1162005 SH       SOLE                1162005
Pediatrix Medical Group        COM              705324101    13204   192501 SH       SOLE                 192501
Protective Life Corp.          COM              743674103    41738  1062044 SH       SOLE                1062044
Renal Care Group Inc.          COM              759930100    28141   741726 SH       SOLE                 741726
Reynolds & Reynolds            COM              761695105    39395  1455855 SH       SOLE                1455855
Ross Stores Inc.               COM              778296103    47528  1631016 SH       SOLE                1631016
SCP Pool Corporation           COM              784028102    29894   938308 SH       SOLE                 938308
Scientific Atlanta Inc         COM              808655104    34693  1229376 SH       SOLE                1229376
Servicemaster Co.              COM              81760N109     3754   278084 SH       SOLE                 278084
TCF Financial                  COM              872275102    18374   676751 SH       SOLE                 676751
TD Banknorth - New             COM              87235a101    10146   324765 SH       SOLE                 324765
Tennant Co.                    COM              880345103    22307   576545 SH       SOLE                 576545
Trustco Bank Corp              COM              898349105     2669   232311 SH       SOLE                 232311
US Bancorp                     COM              902973304      233     8094 SH       SOLE                   8094
Vulcan Materials               COM              929160109    44924   790505 SH       SOLE                 790505
Watson Pharmaceuticals         COM              942683103    26884   874838 SH       SOLE                 874838
White Mtns Insurance           COM              G9618E107   108868   178912 SH       SOLE                 178912
Whole Foods Mkt Inc.           COM              966837106     5214    51050 SH       SOLE                  51050
Winnebago                      COM                            3871   122501 SH       SOLE                 122501
Yankee Candle Co               COM              984757104     1425    44951 SH       SOLE                  44951
Yum Brands                     COM              988498101    42967   829320 SH       SOLE                 829320
Zebra Technologies A           COM              989207105    22904   482294 SH       SOLE                 482294
Six Flags Inc Pref             PFD              83001p505     1112    54900 SH       SOLE                  54900